PETER D. LOWENSTEIN

ATTORNEY AT LAW

515 West Lyon Farm Drive

Greenwich CONNECTICUT 06831

203 249 4399

August 1, 2022

Securities and Exchange Commission

Washington, DC 20549

Re:	Value Line Asset Allocation Fund, Inc. (the “Fund”)
File No. 33-62240
Rule 497(j)
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Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the most recent post-effective amendment to the Fund’s registration statement that was filed electronically via Edgar with the Securities and Exchange Commission.

Very truly yours,

Peter D. Lowenstein
Legal Counsel